Trade Receivables and Trade Payables (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
Trade Receivables and Trade Payables [Line Items]
Trade payable (in Ringgits)	$ 17,177,787	RM 70,042,430	RM 46,953,622
Related Party [Member]
Trade Receivables and Trade Payables [Line Items]
Trade payable (in Ringgits)		RM 62,875
Trade Receivables [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	30 days	30 days		30 days
Trade Receivables [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days
Trade Payable [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	7 days	7 days		7 days
Trade Payable [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days